Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 5,527	£ (454)	£ (1,328)
Actuarial (gains)/losses arising from changes in demographic assumptions	(122)	(17)	34
Actuarial (gains)/losses arising from experience adjustments	481	(19)	(141)
Actuarial (gains)/losses arising from changes in financial assumptions	(5,164)	(774)	1,940
Pension remeasurement	£ 722	£ (1,264)	£ 505